Leases (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease ROU asset	$ 198,549	$ 241,911	$ 324,267
Current operating lease liabilities	106,102	104,549	101,505
Noncurrent operating lease liabilities	102,407	147,525	$ 231,312
Total operating lease liabilities	208,509	252,074
Finance leases:
Property and equipment, at cost	4,416,665	4,366,665
Accumulated amortization	2,516,643	2,267,449
Property and equipment, net	1,900,022	2,099,216
Current obligations of finance leases	1,147,355	1,317,542
Finance leases, net of current obligations	765,102	1,222,420
Total finance lease liabilities	1,912,457	2,539,962
Operating cash flows related to operating leases	43,362	80,743
Financing cash flows related to finance leases	$ 677,505	$ 774,971
Weighted average remaining lease term operating leases (in years)	1 year 2 months 19 days	1 year 8 months 19 days
Weighted average remaining lease term finance leases (in years)	1 year 9 months 25 days	2 years 1 month 13 days
Weighted average discount rate operating leases	7.00%	7.00%
Weighted average discount rate finance leases	6.00%	6.00%